Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Federal
Current			$ 242,002		$ 547,749	$ 311,183
Deferred			(455,865)		(40,546)	(119,993)
Current tax provision			113,897		675,854
State and Local
Current
Deferred						13,984
Change in Valuation allowance			327,760		168,651	106,009
Provision (benefit) for income taxes	$ (25,379)	$ 174,369	113,897	$ 552,968	675,854	311,183
Landsea Homes [Member]
Federal
Current					4,766,000	8,372,000
Deferred					(705,000)	(5,442,000)
Current tax provision					7,271,000	12,151,000	158,000
State and Local
Current					2,505,000	3,779,000	158,000
Deferred					(407,000)	(2,096,000)
Deferred tax provision					(1,112,000)	(7,538,000)
Provision (benefit) for income taxes			$ (6,738,000)	$ 2,597,000	$ 6,159,000	$ 4,613,000	$ 158,000